Consolidated and Combined Condensed Statements of Equity (Q2) - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Former Parent Investment	Accumulated Comprehensive Income (Loss)	Noncontrolling Interests
Balance, beginning of period at Dec. 31, 2020						$ (814)	$ 4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	$ 861
Other comprehensive income (loss)	(73)					(73)
Balance, end of period at Dec. 31, 2021						(887)	4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	845
Other comprehensive income (loss)	(67)					(67)
Change in noncontrolling interests							1
Balance, end of period (in shares) at Dec. 31, 2022		0
Balance, end of period at Dec. 31, 2022	3,240	$ 0	$ 0	$ 0	$ 4,189	(954)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period					225
Net transfers to Former Parent					(147)
Other comprehensive income (loss)						21
Common stock-based award activity					9
Balance, end of period (in shares) at Mar. 31, 2023		0
Balance, end of period at Mar. 31, 2023		$ 0	0	0	4,276	(933)	5
Balance, beginning of period (in shares) at Dec. 31, 2022		0
Balance, beginning of period at Dec. 31, 2022	3,240	$ 0	0	0	4,189	(954)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	434
Other comprehensive income (loss)	28
Balance, end of period (in shares) at Jun. 30, 2023		0
Balance, end of period at Jun. 30, 2023		$ 0	0	0	4,207	(926)	5
Balance, beginning of period (in shares) at Dec. 31, 2022		0
Balance, beginning of period at Dec. 31, 2022	3,240	$ 0	0	0	4,189	(954)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	839			200
Other comprehensive income (loss)	0
Change in noncontrolling interests							1
Balance, end of period (in shares) at Dec. 31, 2023		246,300,000
Balance, end of period at Dec. 31, 2023	1,389	$ 2	2,157	178		(954)	6
Balance, beginning of period (in shares) at Mar. 31, 2023		0
Balance, beginning of period at Mar. 31, 2023		$ 0	0	0	4,276	(933)	5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	209				209
Net transfers to Former Parent					(291)
Other comprehensive income (loss)	7					7
Common stock-based award activity					13
Balance, end of period (in shares) at Jun. 30, 2023		0
Balance, end of period at Jun. 30, 2023		$ 0	0	0	4,207	(926)	5
Balance, beginning of period (in shares) at Dec. 31, 2023		246,300,000
Balance, beginning of period at Dec. 31, 2023	1,389	$ 2	2,157	178		(954)	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period				184
Dividends declared				(22)
Separation related adjustments			(54)
Other comprehensive income (loss)						(27)
Common stock-based award activity (in shares)		0.5
Common stock-based award activity			18
Balance, end of period (in shares) at Mar. 29, 2024		246.8
Balance, end of period at Mar. 29, 2024		$ 2	2,121	340	0	(981)	6
Balance, beginning of period (in shares) at Dec. 31, 2023		246,300,000
Balance, beginning of period at Dec. 31, 2023	1,389	$ 2	2,157	178		(954)	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	387
Other comprehensive income (loss)	(53)
Balance, end of period (in shares) at Jun. 28, 2024		247.1
Balance, end of period at Jun. 28, 2024	1,672	$ 2	2,150	521	0	(1,007)	6
Balance, beginning of period (in shares) at Mar. 29, 2024		246.8
Balance, beginning of period at Mar. 29, 2024		$ 2	2,121	340	0	(981)	6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the period	203			203
Dividends declared				(22)
Other comprehensive income (loss)	(26)					(26)
Common stock-based award activity (in shares)		0.3
Common stock-based award activity			29
Balance, end of period (in shares) at Jun. 28, 2024		247.1
Balance, end of period at Jun. 28, 2024	$ 1,672	$ 2	$ 2,150	$ 521	$ 0	$ (1,007)	$ 6